Nature of Business (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) Segments	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Segments Grant	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Nature of Business (Textual)
Number of active business segments | Segments	2		2
Number of grants | Grant			3
Cash and cash equivalents	$ 4,035,578	$ 5,041,332	$ 5,525,094	$ 5,856,242	$ 3,356,380
Net decrease in cash and cash equivalents	$ (1,489,516)	(814,910)	$ (331,148)	2,499,862
Percentage decrease in cash and cash equivalents	27.00%		6.00%
Net cash used in operating activities	$ (3,715,749)	(1,100,197)	$ (2,466,729)	(4,456,973)
Net cash provided by financing activities	2,239,939	327,478	2,436,447	6,974,563
Working capital, carrying value	2,328,147		3,174,214	5,855,046
Non-cash warrant liability	6,201,555		3,789,562
Increase in working capital	$ 846,067			$ 2,680,832
Percentage increase in working capital	27.00%			46.00%
Net proceeds received from public offering			1,937,894
Proceeds from issuance of common stock pursuant to the equity line	$ 1,115,025	314,475	470,475	$ 528,051
Proceeds from exercise of stock options	11,750	$ 13,003	28,078	235,975
Income tax benefit			(616,872)	$ (750,356)
Active government contract	49,500,000		51,400,000
Proceeds from net operating losses			616,872
Equity facility, face amount	10,600,000		10,600,000
Equity facility, available amount	$ 8,400,000		$ 9,500,000
Equity facility, maturity date	Oct. 31, 2016